Share-based Compensation (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended						1 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended
	Apr. 30, 2011	Feb. 28, 2010	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Apr. 28, 2011 CNY	Feb. 08, 2010 CNY	Nov. 30, 2011 2011 Options CNY	Apr. 30, 2011 2011 Options	Apr. 30, 2011 2011 Options	Dec. 31, 2011 2011 Options CNY	Apr. 28, 2011 2011 Options USD ($)	Apr. 28, 2011 2011 Options CNY	Dec. 31, 2011 Option F1 Y	Mar. 31, 2012 Option F1	Dec. 31, 2011 Option F2 Y	Mar. 31, 2013 Option F2	Dec. 31, 2011 Option F3 Y	Mar. 31, 2014 Option F3	Dec. 31, 2011 Option F4 Y	Mar. 31, 2015 Option F4	Nov. 30, 2011 2010 Options CNY	Feb. 28, 2010 2010 Options	Dec. 31, 2011 2010 Options CNY	Dec. 31, 2010 2010 Options CNY	Feb. 08, 2010 2010 Options USD ($)	Feb. 08, 2010 2010 Options CNY	Dec. 31, 2010 Option E1 Y	Mar. 31, 2011 Option E1	Dec. 31, 2010 Option E2 Y	Mar. 31, 2012 Option E2	Dec. 31, 2010 Option E3 Y	Mar. 31, 2013 Option E3	Dec. 31, 2010 Option E4 Y	Mar. 31, 2014 Option E4	Mar. 31, 2009 2009 Options	Dec. 31, 2011 2009 Options CNY Y	Dec. 31, 2010 2009 Options CNY	Dec. 31, 2009 2009 Options CNY	Mar. 09, 2009 2009 Options USD ($)	Mar. 09, 2009 2009 Options CNY	Dec. 31, 2009 Option D1 Y	Mar. 31, 2010 Option D1	Dec. 31, 2009 Option D2 Y	Mar. 31, 2011 Option D2	Dec. 31, 2009 Option D3 Y	Mar. 31, 2012 Option D3	Dec. 31, 2009 Option D4 Y	Mar. 31, 2013 Option D4	Nov. 30, 2008 2008 Options	Dec. 31, 2011 2008 Options CNY Y	Dec. 31, 2010 2008 Options CNY	Dec. 31, 2009 2008 Options CNY	Nov. 21, 2008 2008 Options USD ($)	Nov. 21, 2008 2008 Options CNY	Dec. 31, 2008 Option C1 Y	Mar. 31, 2010 Option C1	Dec. 31, 2008 Option C2 Y	Mar. 31, 2011 Option C2	Dec. 31, 2008 Option C3 Y	Mar. 31, 2012 Option C3	Dec. 31, 2008 Option C4 Y	Mar. 31, 2013 Option C4	Feb. 28, 2007 2007 Option A	Dec. 31, 2007 2007 Option A Y	Dec. 31, 2011 2007 Option A CNY Y	Feb. 03, 2007 2007 Option A CNY	Jun. 30, 2009 2007 Option B CNY	Oct. 31, 2007 2007 Option B USD ($)	Dec. 31, 2011 2007 Option B CNY	Dec. 31, 2010 2007 Option B CNY	Dec. 31, 2009 2007 Option B CNY	Dec. 31, 2007 Option B1 Y	Mar. 31, 2009 Option B1	Dec. 31, 2007 Option B2 Y	Mar. 31, 2010 Option B2	Dec. 31, 2007 Option B3 Y	Mar. 31, 2011 Option B3
Share-based Compensation
Share options granted to purchase ordinary shares (in shares)	28,400,000	48,000,000									28,400,000													48,000,000													10,000,000														32,000,000														5,473,684					42,000,000
Expiration date of options										2017-03-31														2016-03-31													2015-03-31														2015-03-31																			2014-03-31
Options vested (as a percent)																30.00%		30.00%		20.00%		20.00%								30.00%		30.00%		20.00%		20.00%								30.00%		30.00%		20.00%		20.00%								30.00%		30.00%		20.00%		20.00%											40.00%		30.00%		30.00%
Exercise price per ordinary share (in RMB or dollars per share)							4.7717	5.7308					$ 0.734	4.7717													$ 0.8395	5.7308													$ 0.336	2.2982													$ 0.278	1.8967												2.3214		$ 0.8
Weighted average assumptions used in determining the fair value
Expected dividend yield (as a percent)															0.00%		0.00%		0.00%		0.00%								1.31%		1.31%		1.31%		1.31%								0.00%		0.00%		0.00%		0.00%								0.00%		0.00%		0.00%		0.00%			0.00%								0.00%		0.00%		0.00%
Risk-free interest rate (as a percent)															1.93%		2.27%		2.54%		2.81%								2.35%		2.61%		2.82%		3.06%								3.35%		3.51%		3.55%		3.61%								3.70%		3.71%		3.93%		4.07%			2.71%								3.81%		3.89%		3.97%
Expected life (in years)															3.43		3.93		4.43		4.94								3.64		4.14		4.64		5.14								3.56		4.06		4.56		5.06								3.86		4.36		4.86		5.36			5.6								3.92		4.42		4.92
Expected volatility (as a percent)															35.54%		34.34%		32.93%		32.49%								34.91%		33.70%		32.62%		31.82%								33.00%		31.90%		32.20%		31.20%								28.20%		28.90%		28.00%		27.60%			28.50%								23.07%		23.29%		24.20%
Share-based compensation expenses recognized (in RMB or dollars)			$ 9,057	57,003	22,211	7,553						24,615													26,985	16,653												1,469	1,479	1,497												3,934	4,079	4,269																			1,787
Options cancelled (in shares)			44,646,484	44,646,484					16,974,600														27,671,884																																														2,360,600
Forfeited (in shares)			31,991,516	31,991,516	1,446,410							11,425,400													20,328,116													153,480	917,330	38,000												84,520	529,080	48,000
Share-based compensation expenses recognized for options cancelled (in RMB or dollars)									22,015														26,150																																																		1,510
Options exercised (in shares)																																						1,217,680														2,553,440															4,000,000
Shares grant as a percentage of the issued share capital of CISG on a fully diluted basis																																																																	0.80%
Vesting period of options (in years)																																																																		2 years
Options vesting upon public listing of the company (as a percent)																																																																		40.00%
Options vesting on first anniversary of employment (as a percent)																																																																		30.00%
Options vesting on second anniversary of employment (as a percent)																																																																		30.00%
Period after the grant date for vesting of 30% shares (in years)																																																																		1
Period after the grant date for vesting of remaining 30% shares (in years)																																																																		2
Cash settlement per share of options cancelled (in RMB or dollars per share)																																																																					0.4
Cash settlement of options cancelled (in RMB or dollars)																																																																					944
Information about the Company's stock option plans
Options outstanding (in shares)			37,111,101	37,111,101	88,019,441	46,566,631																																7,673,510														28,784,960															652,631
Weighted Average Remaining Contractual Life (in years)																																						2.25														2.26															5.0
Weighted average exercise price (in RMB per share)				1.9872	4.0381	2.0250																																2.2982														1.8967															2.3214
Options Exercisable (in shares)			21,236,741	21,236,741																																		4,274,630														16,309,480															652,631